Equipment and Improvements	9 Months Ended
Sep. 30, 2022
Property, Plant and Equipment [Abstract]
Equipment and Improvements
6. Equipment and Improvements

Equipment and Improvements, net
September 30, 2022
Furniture and office equipment	$72,692
Lab equipment	153,668
IT equipment	16,895

243,255
Less: Accumulated Depreciation	1,681
Total	$241,574